CASH FLOW INFORMATION	12 Months Ended
Jun. 30, 2023
CASH FLOW INFORMATION
CASH FLOW INFORMATION

12.    CASH FLOW INFORMATION

Significant non-cash transactions related to investing and financing activities are as follows:

	06/30/2023	06/30/2022	06/30/2021
Investment activities
Net assets acquisition by business combination (Note 6)	152,070,313	—	6,612,409
Investment in-kind in other related parties (Note 17)	1,163,384	1,580,556	714,359
Settlement of receivables through PPE contribution	—	—	2,164,156
Acquisition of assets financed by debt	—	—	7,637,972
Acquisition of assets through issuance of capital	—	—	15,000,000
Capitalization of interest on buildings in progress	74,710	—	—
Financed sale of property, plant and equipment	—	1,734,281	—
Investment properties	3,589,749	—	—
Sale of equity investee (Note 13)	(133,079)	—	—
Non-monetary contributions in joint ventures and associates (Note 13)	—	3,000	2,931,699
	156,765,077	3,317,837	35,060,595

	06/30/2023	06/30/2022	06/30/2021
Financing activities
Capitalization of convertible notes (Note 7.13)	12,211,638	36,244,460	—
Purchase of own shares (Note 7.13)	(24,025,718)	—	—
Consideration for acquisition	—	—	(2,625,335)
Acquisition of non-controlling interest in subsidiaries	—	255,893	—
	(11,814,080)	36,500,353	(2,625,335)

The Group has incorporated the assets and liabilities from Pro Farm Group Inc mentioned in Note 6.

Disclosure of changes in liabilities arising from financing activities:

	Financing activities
		Consideration	Convertible
	Borrowings	for acquisition	notes	Total
As of June 30, 2020	104,948,345	452,654	43,029,834	148,430,833
Proceeds	143,499,367	—	—	143,499,367
Decrease bank overdraft and other short-term borrowings	(3,442,491)	—	—	(3,442,491)
Payments	(113,100,032)	—	—	(113,100,032)
Financing for assets acquisitions	—	11,214,929		11,214,929
Debt incorporated by business combination	5,928,748			5,928,748
Interest payment	(12,923,746)	—	—	(12,923,746)
Exchange differences, currency translation differences and other financial results	(135,866)	122,950	5,634,178	5,621,262
As of June 30, 2021	124,774,325	11,790,533	48,664,012	185,228,870

	Financing activities
		Consideration	Convertible
	Borrowings	for acquisition	notes	Total
As of June 30, 2021	124,774,325	11,790,533	48,664,012	185,228,870
Proceeds	140,431,184	—	—	140,431,184
Decrease bank overdraft and other short-term borrowings	(32,838)	—	—	(32,838)
Payments	(110,625,272)	—	—	(110,625,272)
Financing for assets acquisitions	—	264,661	—	264,661
Conversion of Convertible Notes (Note 7.13)	—	—	(36,244,460)	(36,244,460)
Interest payment	(8,787,586)	—	(4,222,248)	(13,009,834)
Exchange differences, currency translation differences and other financial results	(281,176)	847,596	4,361,767	4,928,187
As of June 30, 2022	145,478,637	12,902,790	12,559,071	170,940,498

	Financing activities
		Consideration	Convertible
	Borrowings	for acquisition	notes	Total
As of June 30, 2022	145,478,637	12,902,790	12,559,071	170,940,498
Proceeds	24,817,888	—	55,000,000	79,817,888
Payments	(13,596,339)	(3,148,617)	—	(16,744,956)
Conversion of Convertible Notes (Note 7.13)	—	—	(9,109,516)	(9,109,516)
Interest payment	(12,873,219)	—	(5,173,742)	(18,046,961)
Exchange differences, currency translation differences and other financial results	24,483,638	(4,760,917)	21,937,333	41,660,054
As of June 30, 2023	168,310,605	4,993,256	75,213,146	248,517,007